Offerings - Offering: 1	Aug. 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 214,982,308
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,689.06
Offering Note

(1) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), this “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table filed as Exhibit 107 to the registration statement on Form S-3 (Registration No. 333-277434) filed by Easterly Government Properties, Inc. (the “Company”) on February 28, 2024 (the “2024 Registration Statement”).